Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2025
Plant and Equipment, Net [Abstract]
Schedule of Plant and Equipment

Plant and equipment consist of the following:

	June 30, 2025	June 30, 2024

Office equipment	$39,602	$39,602
Cryptocurrency mining equipment*	35,000,000	-
Less: Accumulated depreciation	(2,956,269)	(35,775)
Plant and equipment, net	$32,083,333	$3,827
*	Management considered operational performance, historical results, and other indicators of impairment in assessing the recoverability of mining equipment. No indicators suggested that the carrying amount was impaired as of June 30, 2025.